INCOME TAXES	12 Months Ended
Dec. 31, 2016
INCOME TAXES
NOTE 4 - INCOME TAXES

The Company operates in the United States; accordingly, federal and state income taxes have been provided based upon the tax laws and rates of the US. Deferred taxes are determined based on the temporary differences between the financial statement and income tax bases of assets and liabilities as measured by the enacted tax rates, which will be in effect when these differences reverse.

The Company is subject to United States income taxes at a rate of 34%. The Company has been inactive and consequently the recovery of income taxes from losses carried forward are unlikely. No disclosure of valuation allowance changes is necessary: